Schedule of Actual Weighted Average Shares Used in Calculating EPS (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average shares basic	88.2	88.2	92.1
Effect of dilutive securities:
stock options/share awards	0.2	0.2	0.3
Weighted average shares diluted	88.4	88.4	92.4